Long-Term Debt - Additional Information - Long-term debt joint and several liability arrangements (Detail) - Secured Debt [Member]	6 Months Ended
Jun. 30, 2016 USD ($) Debt_Instruments CreditFacility
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility	2
Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Number of debt instruments | Debt_Instruments	1
Amount outstanding in the joint and several liability arrangement | $	$ 0